Group information - Consolidated Statement of Profit or Loss and Other Comprehensive Income (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of associates [line items]
Revenue	₨ 78,223	$ 952	₨ 59,349	₨ 48,187
Other income	4,581	56	5,139	2,870
Expenses	91,872	1,118	81,428	59,574
Loss for the year	(5,029)	(61)	(16,128)	(8,032)
Other comprehensive income	1,208	15	3,763	(4,081)
Total comprehensive (loss) / income for the year, net of tax	(3,821)	(46)	(12,365)	(12,113)
Loss for the year attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	(212)	(3)	(51)	(214)
Loss attributable to equity holders for basic and diluted	(4,817)	(59)	(16,077)	(7,818)
Total comprehensive income / (loss) attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	(61)	(1)	335	(148)
Equity holders of the parent	(3,760)	(46)	(12,700)	₨ (11,965)
RPPL
Disclosure of associates [line items]
Revenue	78,223	952	59,349
Other income	10,290	125	9,568
Expenses	91,856	1,118	71,800
Loss for the year	(3,343)	(41)	(2,883)
Other comprehensive income	854	10	3,569
Total comprehensive (loss) / income for the year, net of tax	(2,489)	(30)	686
Loss for the year attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	6	0	449
Loss attributable to equity holders for basic and diluted	(3,349)	(41)	(3,332)
Attributable to:
Equity holders of the parent	(3,130)	(38)	(2,832)
Non-controlling interests (including liability for put options with non-controlling interests)	(218)	(3)	(500)
Total comprehensive income / (loss) attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	108	1	465
Equity holders of the parent	(2,597)	(32)	221
Attributable to:
Equity holders of the parent	(5,880)	(72)	351
Non-controlling interests (including liability for put options with non-controlling interests)	₨ 3,282	$ 40	₨ (130)